Long-term Debt - Long-term debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Lon-term debt		$ 16,432	$ 3,419
Less: Unamortized discount		(118)
Less: Current portion of long-term debt			3,419
Long-term debt, net of discount		16,432
Term loans payable
Debt Instrument [Line Items]
Gross amount of debt		10,000	3,419
Revolving line of credit outstanding
Debt Instrument [Line Items]
Gross amount of debt		3,550
Convertible notes (as converted to common stock)
Debt Instrument [Line Items]
Gross amount of debt		3,000
Evolv Technologies Holdings, Inc.
Debt Instrument [Line Items]
Gross amount of debt	$ 48,224	16,550
Lon-term debt	48,154	16,432
Less: Unamortized discount	(70)	(118)
Less: Current portion of long-term debt	29,606		$ 3,419
Long-term debt, net of discount	18,548	16,432
Evolv Technologies Holdings, Inc. | Term loans payable
Debt Instrument [Line Items]
Gross amount of debt	10,000	10,000
Evolv Technologies Holdings, Inc. | Revolving line of credit outstanding
Debt Instrument [Line Items]
Gross amount of debt	5,422	3,550
Evolv Technologies Holdings, Inc. | Convertible notes (as converted to common stock)
Debt Instrument [Line Items]
Gross amount of debt	$ 32,802	$ 3,000